FIXED ASSETS	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Fixed assets consist of the following:

	December 31, 2015	December 31, 2014
Furniture and fixtures	$873,196	$716,457
Capitalized equipment leases	241,936	209,539
	1,115,132	925,996
Less accumulated depreciation and amortization	(497,865)	(263,812)
Property and equipment, net	$617,267	$662,184

Fixed assets are recorded on the basis of cost and depreciated using a straight-line method over the estimated useful lives of fixed assets. Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the years ended December 31, 2015 and 2014 was $231,741 and $144,218, respectively.